Allowance for credit losses	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Allowance for credit losses	Allowance for credit losses

The Company has exposure to credit losses for financial assets including customer accounts and other restricted cash, settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for customer accounts and other restricted cash; settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the years ended December 31, 2025 and 2024, and 2023:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for credit losses
Balance at December 31, 2023	$5,240	$5,197	$11,650	$22,087
Credit loss expense	40,019	2,675	3,720	46,414
Recoveries	2,906	3,052	—	5,958
Write-offs	(40,143)	(6,230)	(4,220)	(50,593)
Other (1)	(28)	(612)	(28)	(668)
Balance at December 31, 2024	$7,994	$4,082	$11,122	$23,198
Credit loss expense	31,988	6,328	3,688	42,004
Recoveries	1,887	4,349	—	6,236
Write-offs	(32,470)	(10,203)	(175)	(42,848)
Other (1)	100	(32)	(190)	(122)
Balance at December 31, 2025	$9,499	$4,524	$14,445	$28,468

(1)
Other mainly relates to the impact of foreign exchange.
(2)
During the year ended December 31, 2025 and 2024, amounts from freestanding credit enhancements related to Settlement receivables, net represented expenses of $11 and $277, respectively, which are recorded in "Selling, general and administrative" in the Consolidated Statements of Comprehensive Income / (Loss). These amounts are not recognized against expected credit losses (See Note 1).

Decrease in credit loss expense in 2025 compared to 2024 was mainly due to a reduction in losses following the sale of the direct marketing payment processing business line, offset by revised estimates to the probability of default assumption for financial guarantee contracts and specific loss events associated with merchants in the Merchant Solutions segment. Write-offs decreased in 2025 mainly due to the sale of the direct marketing payment processing business line.